Consolidated Statements of Changes in Equity kr in Thousands, $ in Thousands	Share capital USD ($)	Share capital DKK (kr)	Share premium USD ($)	Foreign currency translation reserve USD ($)	Accumulated Deficit USD ($)	USD ($)
Balance at the beginning at Dec. 31, 2019	$ 2,481	kr 15,184	$ 22,862	$ (169)	$ (15,812)	$ 9,362
Net loss for the year					(15,018)	(15,018)
Other comprehensive income				395		395
Share-based compensation					3,551	3,551
Issuance of shares for cash	167		8,853			9,020
Transaction costs			(272)			(272)
Balance at the end at Dec. 31, 2020	2,648	16,198	31,443	226	(27,279)	7,038
Net loss for the year					(24,532)	(24,532)
Other comprehensive income				(1,537)		(1,537)
Tax effects on OCI				(5)		(5)
Share-based compensation					1,379	1,379
Issuance of shares for cash	1,107		56,502			57,609
Transaction costs			(7,515)			(7,515)
Balance at the end at Dec. 31, 2021	3,755	23,204	80,430	(1,316)	(50,432)	32,437
Net loss for the year					(23,169)	(23,169)
Other comprehensive income				(2,335)		(2,335)
Share-based compensation					942	942
Issuance of shares for cash	70		358			428
Transaction costs	61		(61)
Balance at the end at Dec. 31, 2022	$ 3,886	kr 24,139	$ 80,727	$ (3,651)	$ (72,659)	$ 8,303